                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                -------------

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):    [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Javelin Opportunities LP
          -------------------------------------
Address:  7674 W. Lake Mead Blvd
          -------------------------------------
          Suite 230
          -------------------------------------
          Las Vegas, NV  89128
          -------------------------------------

Form 13F File Number: 28- 10651
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas C. Barrow
          -------------------------------------
Title:    Managing Member of the GP
          -------------------------------------
Phone:    (702) 944-1067
          -------------------------------------

Signature, Place, and Date of Signing:

        /s/ Thomas C. Barrow             Las Vegas, NV             4/12/2004
  --------------------------------  -----------------------     ---------------
              [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
                                        -----------------

Form 13F Information Table Entry Total:        64
                                        -----------------

Form 13F Information Table Value Total:      $251,631
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.      Form 13F File Number     Name

 1        28-_______________       Javelin Opportunities Fund Offshore, Ltd.
 ----                              ------------------------------------------

 2        28-_______________       Javelin Partners LP
 ----                              ------------------------------------------

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                   COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
----------------             ----------  ----------  ----------  ------------------  -----------  ---------  ---------------------
                              TITLE OF                 VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS        CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS     SOLE   SHARED  NONE
--------------               ----------  ----------  ----------  -------   --- ----  -----------  ---------  -------  ------  ----
----------------------------------------------------------------------------------------------------------------------------------
Alliance Gaming Corp         OTC IS      01859P609       5722    178100    SH        SOLE                     178100
----------------------------------------------------------------------------------------------------------------------------------
Alliance Gaming Corp         OPTION      01859P4SE          8     17500        PUT   SOLE                      17500
----------------------------------------------------------------------------------------------------------------------------------
Ambassadors International    OTC IS      023178106       4528    345400    SH        SOLE                     345400
----------------------------------------------------------------------------------------------------------------------------------
American Pharmaceutical      OPTION      02886P4SF        127    282700        PUT   SOLE                     282700
----------------------------------------------------------------------------------------------------------------------------------
Autozone Inc                 OPTION      0533324RS        252     24800        PUT   SOLE                      24800
----------------------------------------------------------------------------------------------------------------------------------
Authentidate HLD             OPTION      0526664RC        648    209000        PUT   SOLE                     209000
----------------------------------------------------------------------------------------------------------------------------------
Benihana Natl Corp           OTC IS      082047101       2832    157350    SH        SOLE                     157350
----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc-DE    COM         084670108      15768       169    SH        SOLE                        169
----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc-DE    COM         084670207        221        71    SH        SOLE                         71
----------------------------------------------------------------------------------------------------------------------------------
Brookstone Inc               OTC IS      114537103       4129    151300    SH        SOLE                     151300
----------------------------------------------------------------------------------------------------------------------------------
Calgon Carbon Corp           COM         129603106       2580    335100    SH        SOLE                     335100
----------------------------------------------------------------------------------------------------------------------------------
Cathay Bancorp Inc           OTC IS      149150104      10933    166100    SH        SOLE                     166100
----------------------------------------------------------------------------------------------------------------------------------
Cherokee Inc New             OTC IS      16444H102      13207    563200    SH        SOLE                     563200
----------------------------------------------------------------------------------------------------------------------------------

                                                   FORM 13F INFORMATION TABLE

   COLUMN 1                   COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
----------------             ----------  ----------  ----------  ------------------  -----------  ---------  ---------------------
                              TITLE OF                 VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS        CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS     SOLE   SHARED  NONE
--------------               ----------  ----------  ----------  -------   --- ----  -----------  ---------  -------  ------  ----
----------------------------------------------------------------------------------------------------------------------------------
***Consolidated Water        OTC IS      G23773107       5470     290200   SH        SOLE                      290200
Co Inc
----------------------------------------------------------------------------------------------------------------------------------
Credit Lyon FP Guernsey      FOREIGN     8993074         1404     200000   SH        SOLE                      200000
----------------------------------------------------------------------------------------------------------------------------------
Wts Credit Lyon FP Guernsey  FOREIGN     C016407         1955     278500   SH        SOLE                      278500
----------------------------------------------------------------------------------------------------------------------------------
Draxis Health Inc            OTC IS      26150J101       3228     626300   SH        SOLE                      626300
----------------------------------------------------------------------------------------------------------------------------------
Exult Inc                    OTC IS      302284104      12672    2057100   SH        SOLE                     2057100
----------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores Inc     COM         307000109        252       7000   SH        SOLE                        7000
----------------------------------------------------------------------------------------------------------------------------------
Fossil Inc                   OTC IS      349882100       4241     127500   SH        SOLE                      127500
----------------------------------------------------------------------------------------------------------------------------------
Harley Davidson              OPTION      4128224QK        265     112600       PUT   SOLE                      112600
----------------------------------------------------------------------------------------------------------------------------------
Health Mgmt Assoc            OPTION      4219334TE       1032     355900       PUT   SOLE                      355900
----------------------------------------------------------------------------------------------------------------------------------
Integrated Alarm Svcs Group  OTC IS      45890M109       2147     224800   SH        SOLE                      224800
----------------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical Inc       OTC IS      46120E602       3174     187052   SH        SOLE                      187052
----------------------------------------------------------------------------------------------------------------------------------
Ionics Inc                   COM         462218108       2488      87600   SH        SOLE                       87600
----------------------------------------------------------------------------------------------------------------------------------
iShares Tr                   COM         464287432       7845      87600   SH        SOLE                       87600
----------------------------------------------------------------------------------------------------------------------------------

                                                   FORM 13F INFORMATION TABLE

   COLUMN 1                   COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
----------------             ----------  ----------  ----------  ------------------  -----------  ---------  ---------------------
                              TITLE OF                 VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS        CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS     SOLE   SHARED  NONE
--------------               ----------  ----------  ----------  -------   --- ----  -----------  ---------  -------  ------  ----
Ito En Ltd                   FOREIGN     J25027103       3537      79100   SH          SOLE                    79100
----------------------------------------------------------------------------------------------------------------------------------
J2 Global Communications     OPTION      46626E4RE        553     145400        PUT    SOLE                   145400
----------------------------------------------------------------------------------------------------------------------------------
Kmart Hldg Corp              OPTION      4987804UE         62      85800        PUT    SOLE                    85800
----------------------------------------------------------------------------------------------------------------------------------
Landec Corp                  OTC IS      514766104       2761     319900   SH          SOLE                   319900
----------------------------------------------------------------------------------------------------------------------------------
Leapfrog Enterprises Inc     COM         52186N106       5091     263100   SH          SOLE                   263100
----------------------------------------------------------------------------------------------------------------------------------
LivePerson Inc               OTC IS      538146101       1193     225000   SH          SOLE                   225000
----------------------------------------------------------------------------------------------------------------------------------
Longs Drug Stores Inc        COM         543162101       8777     466100   SH          SOLE                   466100
----------------------------------------------------------------------------------------------------------------------------------
MacQuarie Airports           OTC IS      6543628         5115    3904300   SH          SOLE                  3904300
----------------------------------------------------------------------------------------------------------------------------------
***Max Re Capital Ltd        OTC IS      G6052F103       5076     224600   SH          SOLE                   224600
----------------------------------------------------------------------------------------------------------------------------------
Med-Design Corp              OPTION      5839264PU        797     221500        PUT    SOLE                   221500
----------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores         COM         65440K106       4242     173700   SH          SOLE                   173700
----------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Share             OPTION      6311005MI       3430    1900000        PUT    SOLE                  1900000
----------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp          COM         651639106      12520     268500   SH          SOLE                   268500
----------------------------------------------------------------------------------------------------------------------------------

                                                   FORM 13F INFORMATION TABLE

   COLUMN 1                   COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
----------------             ----------  ----------  ----------  ------------------  -----------  ---------  ---------------------
                              TITLE OF                 VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS        CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS     SOLE   SHARED  NONE
--------------               ----------  ----------  ----------  -------   --- ----  -----------  ---------  -------  ------  ----
Newmont Mining Corp          OPTION      6516394RU         81     268500        PUT    SOLE                   268500
----------------------------------------------------------------------------------------------------------------------------------
Newpark Resources Inc New    COM         651718504       3963     762200   SH          SOLE                   762200
----------------------------------------------------------------------------------------------------------------------------------
Nipponkoa Insurance Co Ltd   OTC IS      J5428G115       9638    1439000   SH          SOLE                  1439000
----------------------------------------------------------------------------------------------------------------------------------
Overstock.com Inc DE         OTC IS      690370101       4422     143200   SH          SOLE                   143200
----------------------------------------------------------------------------------------------------------------------------------
Overstock com Inc DE         OPTION      6903704FG        265     100000       CALL    SOLE                   100000
----------------------------------------------------------------------------------------------------------------------------------
Petrochina Co Ltd ADS        OTC IS      71646E100       5038      98600   SH          SOLE                    98600
----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                   COM         717081103       3056      87200   SH          SOLE                    87200
----------------------------------------------------------------------------------------------------------------------------------
Ranbaxy Laboratories Ltd     OTC IS      Y7187Y116       6868     316655   SH          SOLE                   316655
----------------------------------------------------------------------------------------------------------------------------------
RedFed Bancorp Inc ADR       OTC IS      757479100       1284     110700   SH          SOLE                   110700
----------------------------------------------------------------------------------------------------------------------------------
Rydex Series Tr              OTC IS      783554702       7293     368888   SH          SOLE                   368888
----------------------------------------------------------------------------------------------------------------------------------
Sa Sa International Ord HK   FOREIGN     6003401         2689    6652000   SH          SOLE                  6652000
----------------------------------------------------------------------------------------------------------------------------------
Sanrio Co                    FOREIGN     J68209105       5881     400600   SH          SOLE                   400600
----------------------------------------------------------------------------------------------------------------------------------
Shoe Carnival Inc            OTC IS      824889109       3733     241000   SH          SOLE                   241000
----------------------------------------------------------------------------------------------------------------------------------

                                                   FORM 13F INFORMATION TABLE

   COLUMN 1                   COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
----------------             ----------  ----------  ----------    ------------------  -----------  ---------  ---------------------
                              TITLE OF                 VALUE       SHRS OR   SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS        CUSIP     (x$1000)     PRN AMT   PRN CALL  DISCRETION   MANAGERS     SOLE   SHARED  NONE
--------------               ----------  ----------  ----------    -------   --- ----  -----------  ---------  -------  ------  ----
Starcraft Automotive Corp    OTC IS       855269106        2687     192033   SH          SOLE                   192033
------------------------------------------------------------------------------------------------------------------------------------
Symyx Technologies Inc       OTC IS       87155S108         471      16400   SH          SOLE                    16400
------------------------------------------------------------------------------------------------------------------------------------
Tejon Ranch Co               COM          879080109        5149     139300   SH          SOLE                   139300
------------------------------------------------------------------------------------------------------------------------------------
Tivo Inc                     OTC IS       888706108        2102     236500   SH          SOLE                   236500
------------------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co            OTC IS       892356106       10633     274600   SH          SOLE                   274600
------------------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co            OPTION       8923564PL         275     274600       PUT     SOLE                   274600
------------------------------------------------------------------------------------------------------------------------------------
USS Co Ltd                   FOREIGN      J9446Z105        4720      56800   SH          SOLE                    56800
------------------------------------------------------------------------------------------------------------------------------------
Veritas DGC Inc              OPTION       92343P4QD         109      93800       PUT     SOLE                    93800
------------------------------------------------------------------------------------------------------------------------------------
Wanyou Fire Safety           FOREIGN      6548076          4128   57440000   SH          SOLE                 57440000
------------------------------------------------------------------------------------------------------------------------------------
Waste Management Inc         COM          94106L109        2764      91600   SH          SOLE                    91600
------------------------------------------------------------------------------------------------------------------------------------
Webzen Inc                   OTC IS       94846M102        4272     455000   SH          SOLE                   455000
------------------------------------------------------------------------------------------------------------------------------------
Zixit Corp                   OPTION       98974P4TU          76     190800       PUT     SOLE                   190800
------------------------------------------------------------------------------------------------------------------------------------